Note 2 - Securities (Details) - Held-to-maturity Securities (Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member], USD $)	Dec. 31, 2014	Dec. 31, 2013
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Debt Securities:
Held-to-maturity securities, amortized cost	$ 60,993	$ 79,162
Held-to-maturity securities, gross unrealized gains	1,626	1,927
Held-to-maturity securities, approximate fair value	$ 62,619	$ 81,089